NET LOSS PER SHARE (Tables)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
NET LOSS PER SHARE
Reconciliation of net loss per common share

Three Months Ended
March 31, 2021
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$61,910
Unrealized gain on marketable securities held in Trust Account	9,455
Net loss allocable to shares subject to possible redemption	$71,365
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	19,801,982
Basic and diluted net income per share	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(51,352,965)
Net loss allocable to Common stock subject to possible redemption	(71,365)
Non-Redeemable Net Loss	$(51,424,330)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	8,948,018
Basic and diluted net loss per share	$(5.75)

For the Period
from September23,
2020
(Inception)
through
December 31,
2020
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$5,060
Unrealized loss on marketable securities held in Trust Account	(33,449)
Net loss allocable to shares subject to possible redemption	$(28,389)
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	19,978,262
Basic and diluted net income per share	$0.00
Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(2,493,666)
Net loss allocable to Common stock subject to possible redemption	28,389
Non-Redeemable Net Loss	$(2,465,277)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	6,582,520
Basic and diluted net loss per share	$(0.37)